PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 25,821	$ 24,954
Additions	3,237	2,868
Capitalized interest	42	29
Acquisitions		744
Disposals, property, plant and equipment	(327)	(5)
Depreciation	(2,045)	(2,195)
Impairment charges	(312)	(574)
Transfers	0	0
Property, plant and equipment, ending balance	26,416	25,821
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	68,542	64,937
Property, plant and equipment, ending balance	70,856	68,542
Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(42,721)	(39,983)
Property, plant and equipment, ending balance	(44,440)	(42,721)
Buildings, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,749	6,536
Additions	81	30
Capitalized interest	0	0
Acquisitions		0
Disposals, property, plant and equipment	(180)	(4)
Depreciation	(902)	(966)
Impairment charges	(44)	(120)
Transfers	1,211	1,273
Property, plant and equipment, ending balance	6,915	6,749
Buildings, plant and equipment [member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	18,469	17,237
Property, plant and equipment, ending balance	19,121	18,469
Buildings, plant and equipment [member] | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(11,720)	(10,701)
Property, plant and equipment, ending balance	(12,206)	(11,720)
Mining property subject to depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	14,000	14,485
Additions	550	(139)
Capitalized interest	0	0
Acquisitions		0
Disposals, property, plant and equipment	(108)	(1)
Depreciation	(1,143)	(1,229)
Impairment charges	(268)	(442)
Transfers	1,312	1,326
Property, plant and equipment, ending balance	14,343	14,000
Mining property subject to depreciation [Member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	33,046	31,824
Property, plant and equipment, ending balance	34,622	33,046
Mining property subject to depreciation [Member] | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(19,046)	(17,339)
Property, plant and equipment, ending balance	(20,279)	(19,046)
Mining property not subject to depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,072	3,933
Additions	2,606	2,977
Capitalized interest	42	29
Acquisitions		744
Disposals, property, plant and equipment	(39)	0
Depreciation	0	0
Impairment charges	0	(12)
Transfers	(2,523)	(2,599)
Property, plant and equipment, ending balance	5,158	5,072
Mining property not subject to depreciation [Member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	17,027	15,876
Property, plant and equipment, ending balance	17,113	17,027
Mining property not subject to depreciation [Member] | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(11,955)	(11,943)
Property, plant and equipment, ending balance	$ (11,955)	$ (11,955)